RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Years ended December 31,
	2022	2021	2020
	$	$	$
Consulting fees	168,000	162,500	120,000
Management fees	168,000	205,000	270,000
Professional fees	124,200	150,000	120,000
Share-based compensation	151,088	264,393	58,159
	611,288	781,893	568,159